Investments in Affiliates (Schedule of Summarized Income Statement Information for Ibn Sina (National Methanol)) (Details) (National Methonal Company (Ibn Sina) [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
National Methonal Company (Ibn Sina) [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	$ 1,328	$ 1,204	$ 923
Gross profit	659	546	403
Net income	$ 582	$ 481	$ 357